Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Federal:
Current			$ (15)
Deferred
Federal income tax expense (benefit)			(15)
State:
Current			21	9
Deferred
State income tax expense (benefit)			21	9
Total	$ 5	$ 3	$ 6	$ 9